Reconciliation of Asset Retirement Obligations (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Beginning Balance	$ 653,240
Liabilities incurred		639,176
Liabilities assumed by buyer of properties	(16,411)
Accretion expense	4,100	14,064
Revisions of prior estimates	26,437
Ending balance	667,367	653,240
Less current asset retirement obligations	(67,527)	(15,398)
Long-term asset retirement obligations	$ 599,840	$ 637,842